The Nature of Expenses - Amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Amortization of intangible assets	$ 1,545	$ 333	$ 394
Cost of Revenues
Statement [line items]
Amortization of intangible assets	10	57	72
Operating Expenses
Statement [line items]
Amortization of intangible assets	$ 1,535	$ 276	$ 322